Changes in the Group - Assets Held For Sale and Business Disposals - Narrative (Details) € in Millions, £ in Millions			12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Jun. 25, 2021 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 EUR (€)	Mar. 11, 2022 subsidiary
Disclosure Of Business Combinations [Line Items]
(Reversals)/charges in respect of assets held-for-sale			£ (195)	£ 612	£ 0
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business			(552)	£ (5)	(291)
Russian and Belarusian Businesses
Disclosure Of Business Combinations [Line Items]
Proceeds from disposal	£ 425
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business			554
Gain (loss) on disposal, net of impairment reversal			(353)
Associated costs			3
Foreign exchange gain			9
Call options, term				2 years
Russian and Belarusian Businesses | Trademarks and brands
Disclosure Of Business Combinations [Line Items]
Call options, term				100 years
BAT Russia | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Impairment charges and associated costs				£ 554
(Reversals)/charges in respect of assets held-for-sale				58
Assets reclassified as held-for-sale	177
Trade and other receivables classified as held for sale	342
Cash and cash equivalents classified as part of disposal group held for sale	266
Inventory classified as held for sale	211
Borrowings classified as held for sale	7
Trade creditors classified as held for sale	£ 219
BAT Pars Company PJSC
Disclosure Of Business Combinations [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business		£ 272
Disposal group discontinued operation discounted consideration receivable			56	56		€ 64
Unwinding of discount				(6)	2
BAT Pars Company PJSC | Adjusting items which have been adjusted within net finance costs
Disclosure Of Business Combinations [Line Items]
Investments pledged					£ 24
Investments recovered			£ 4	£ 17
BAT Pars Company PJSC | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Impairment charges and associated costs		£ 88
Russia
Disclosure Of Business Combinations [Line Items]
Number of subsidiaries | subsidiary	2						2